Offerings - Offering: 1	Mar. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,850,013,937
Fee Rate	0.01381%
Amount of Registration Fee	$ 255,486.92
Offering Note

(1)	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of February 16, 2026, by and among Kona Bidco, LLC ("Parent"), Kona Merger Subsidiary, Inc. ( “Merger Sub”) and Kennedy-Wilson Holdings, Inc. (the "Company").
	(i)	Title of each class of securities to which the transaction applies: common stock, par value $0.0001 per share, of the Company (“Company Common Stock”).
	(ii)	Aggregate number of securities to which the transaction applies: As of the close of business on March 17, 2026, the maximum number of shares of (x) Company Common Stock and (y) Company Series A Preferred Stock to which this transaction applies is estimated to be 141,868,985 shares of Company Common Stock and 300,000 shares of Company Series A Preferred Stock, which consists of:
		(a)	116,786,654 issued and outstanding shares of Company Common Stock, excluding the Rollover Shares and shares underlying outstanding Company RSUs and Company PSUs, entitled to receive the Merger Consideration;
		(b)	22,341,393 Rollover Shares, entitled to receive shares of Parent having a fair market value equal to the fair market value of the Rollover Shares contributed;
		(c)	1,718,228 shares of Company Common Stock underlying outstanding Company RSUs and Company PSUs entitled to receive the Merger Consideration;
		(d)	1,022,710 shares of Company Common Stock underlying Company Bonus Units entitled to receive the Merger Consideration; and
		(e)	300,000 shares of Company Series A Preferred Stock, entitled to be redeemed or repurchased pursuant to the Series A Certificate of Designations.
	(iii)	Per share price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on March 17, 2026, the underlying value of the transaction was calculated as the sum of:
		(a)	the product of 116,786,654 issued and outstanding shares of Company Common Stock, excluding shares underlying outstanding Company RSUs and Company PSUs, entitled to receive the Merger Consideration and the per share Merger Consideration of $10.90;
		(b)	the product of 22,341,393 Rollover Shares and $10.90, the fair market value of the shares of Parent received in exchange for the Rollover Shares;
		(c)	the product of 1,718,228 shares of Company Common Stock underlying outstanding Company RSUs and Company PSUs and the per share Merger Consideration of $10.90;
		(d)	the product of 1,022,710 shares of Company Common Stock underlying Company Bonus Units and the per share Merger Consideration of $10.90; and
		(e)	the product of 300,000 shares of Company Series A Preferred Stock outstanding, entitled to be redeemed or repurchased, and the per share redemption price of $1,012.14. (such sum, the “Total Consideration”)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the Total Consideration by 0.00013810.